As filed with the Securities and Exchange Commission on August 9, 2023
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 34
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 36
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on September 8, 2023 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Multi-Asset Explorer ETF

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 (the “Securities Act”) until September 8, 2023. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940, filed on April 24, 2023, are incorporated by reference herein.
On July 11, 2023, the Registrant submitted Post-Effective Amendment No. 32 to its Registration Statement under the Securities Act and Amendment No. 34 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate August 10, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The first Delaying Amendment is incorporated herein by reference.
The Registrant is submitting Post-Effective Amendment No. 34 to its Registration Statement under the Securities Act and Amendment No. 36 under the Investment Act solely to designate, September 8, 2023 as the new effect date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on August 9, 2023.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	August 9, 2023
/s/ John M. Paral John M. Paral	Treasurer	August 9, 2023
/s/ Scott M. Amero* Scott M. Amero	Trustee	August 9, 2023
/s/ Donna J. Dean* Donna J. Dean	Trustee	August 9, 2023
/s/ Robert Kasdin* Robert Kasdin	Trustee	August 9, 2023
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	August 9, 2023
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	August 9, 2023
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	August 9, 2023
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	August 9, 2023
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: August 9, 2023
* Pursuant to Powers of Attorney dated December 15, 2022 filed with Post-Effective Amendment No. 23 on January 10, 2023.